UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                   FORM N-PX


         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652

                    Fiduciary/Claymore MLP Opportunity Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                               Chicago, IL 60606
                               -----------------
              (Address of principal executive offices) (Zip code)

                             Donald C. Cacciapaglia
                             227 West Monroe Street
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 827-0100

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2013 - June 30, 2014

  Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.




Fund Name : Fiduciary/Claymore MLP Opportunity Fund

Date of fiscal year end: 06/30/2014

In all markets, for all statuses, for

Key-

________________________________________________________________________________
BUCKEYE PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
BPL        CUSIP 118230101          06/03/2014            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors    MGMT       For        For        For
            -FORREST E.
            WYLIE

1.2        Election of Directors    MGMT       For        For        For
            -BARBARA J.
            DUGANIER

1.3        Election of Directors    MGMT       For        For        For
            -JOSEPH A. LASALA,
            JR.

1.4        Election of Directors -  MGMT       For        For        For
            MARTIN A.
            WHITE

2          Ratify Appointment of    MGMT       For        For        For
            Independent
            Auditors

3          14A Executive            MGMT       For        For        For
            Compensation


________________________________________________________________________________
CRESTWOOD MIDSTREAM PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
CMLP       CUSIP 226372100          10/04/2013            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Approve Merger Agreement MGMT       For        For        For
2          Approve Motion to        MGMT       For        For        For
            Adjourn
            Meeting

3          14A Executive            MGMT       For        For        For
            Compensation


________________________________________________________________________________
ENTERPRISE PRODUCTS PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
EPD        CUSIP 293792107          09/30/2013            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Amend Stock              MGMT       For        For        For
            Compensation
            Plan

2          Amend Employee Stock     MGMT       For        For        For
            Purchase
            Plan


________________________________________________________________________________
GOLAR LNG PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
GMLP       CUSIP Y2745C102          09/20/2013            Voted
Meeting Type                        Country of Trade
Annual                              Marshall Islands
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Election of Directors    MGMT       For        For        For
            (Majority
            Voting)


________________________________________________________________________________
KINDER MORGAN INC.
Ticker     Security ID:             Meeting Date          Meeting Status
KMI        CUSIP 49456B101          05/19/2014            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors    MGMT       For        For        For
            -RICHARD D.
            KINDER

1.2        Election of Directors -  MGMT       For        For        For
            STEVEN J.
            KEAN

1.3        Election of Directors    MGMT       For        For        For
            -ANTHONY W. HALL,
            JR.

1.4        Election of Directors -  MGMT       For        For        For
            DEBORAH A.
            MACDONALD

1.5        Election of Directors -  MGMT       For        For        For
            MICHAEL
            MILLER

1.6        Election of Directors -  MGMT       For        For        For
            MICHAEL C.
            MORGAN

1.7        Election of Directors -  MGMT       For        For        For
            FAYEZ
            SAROFIM

1.8        Election of Directors    MGMT       For        For        For
            -C. PARK
            SHAPER

1.9        Election of Directors -  MGMT       For        For        For
            JOEL V.
            STAFF

1.10       Election of Directors -  MGMT       For        For        For
            JOHN
            STOKES

1.11       Election of Directors -  MGMT       For        For        For
            ROBERT F.
            VAGT

2          Ratify Appointment of    MGMT       For        For        For
            Independent
            Auditors

3          S/H Proposal -           SHRHLD     Against    Against    For
            Environmental

4          S/H Proposal -           SHRHLD     Against    Against    For
            Report/Reduce
            Greenhouse Gas
            Emmissions

5          S/H Proposal -           SHRHLD     Against    Against    For
            Corporate
            Governance


________________________________________________________________________________
MAGELLAN MIDSTREAM PARTNERS
Ticker     Security ID:             Meeting Date          Meeting Status
MMP        CUSIP 559080106          04/24/2014            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors    MGMT       For        For        For
            -JAMES C.
            KEMPNER

1.2        Election of Directors    MGMT       For        For        For
            -MICHAEL N.
            MEARS

1.3        Election of Directors    MGMT       For        For        For
            -JAMES R.
            MONTAGUE

2          14A Executive            MGMT       For        For        For
            Compensation

3          Ratify Appointment of    MGMT       For        For        For
            Independent
            Auditors


________________________________________________________________________________
MARKWEST ENERGY PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
MWE        CUSIP 570759100          06/06/2014            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors -  MGMT       For        For        For
            FRANK M.
            SEMPLE

1.2        Election of Directors -  MGMT       For        For        For
            DONALD D.
            WOLF

1.3        Election of Directors -  MGMT       For        For        For
            W.A. BRUCKMANN
            III

1.4        Election of Directors -  MGMT       For        For        For
            MICHAEL L.
            BEATTY

1.5        Election of Directors -  MGMT       For        For        For
            CHARLES K.
            DEMPSTER

1.6        Election of Directors -  MGMT       For        For        For
            DONALD C.
            HEPPERMANN

1.7        Election of Directors    MGMT       For        For        For
            -RANDALL J.
            LARSON

1.8        Election of Directors -  MGMT       For        For        For
            ANNE E. FOX
            MOUNSEY

1.9        Election of Directors -  MGMT       For        For        For
            WILLIAM P.
            NICOLETTI

2          14A Executive            MGMT       For        For        For
            Compensation

3          Ratify Appointment of    MGMT       For        For        For
            Independent
            Auditors


________________________________________________________________________________
PLAINS ALL AMERICAN PIPELINE LP
Ticker     Security ID:             Meeting Date          Meeting Status
PAA        CUSIP 726503105          11/19/2013            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Approve Stock            MGMT       For        For        For
            Compensation
            Plan

2          Approve Motion to        MGMT       For        For        For
            Adjourn
            Meeting

                                   SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------


By:      /s/ Donald C. Cacciapaglia
         --------------------------
Name:    Donald C. Cacciapaglia
Title:   Chief Executive Officer
Date:    August 15, 2014